Unrealized Losses on Available-for-Sale Securities and Related Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	$ 12,628,315	$ 1,137,292
Unrealized losses, 12 months or less	593,542	23,947
Fair value, greater than 12 months	384,788	228,749
Unrealized losses, greater than 12 months	43,369	17,129
Fair value, total	13,013,103	1,366,041
Unrealized losses, total	636,911	41,076
U.S. government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	406,462	95,094
Unrealized losses, 12 months or less	2,334	2,054
Fair value, greater than 12 months	4,404
Unrealized losses, greater than 12 months	744
Fair value, total	410,866	95,094
Unrealized losses, total	3,078	2,054
US Government Agency
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	688
Unrealized losses, 12 months or less	13
Fair value, total	688
Unrealized losses, total	13
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	1,847,094	228,424
Unrealized losses, 12 months or less	113,718	5,339
Fair value, greater than 12 months	38,616
Unrealized losses, greater than 12 months	5,820
Fair value, total	1,885,710	228,424
Unrealized losses, total	119,538	5,339
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	2,244
Unrealized losses, 12 months or less	156
Fair value, total	2,244
Unrealized losses, total	156
Public utilities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	480,124	16,817
Unrealized losses, 12 months or less	19,904	253
Fair value, greater than 12 months	27,946	8,266
Unrealized losses, greater than 12 months	4,048	485
Fair value, total	508,070	25,083
Unrealized losses, total	23,952	738
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	8,969,453	764,119
Unrealized losses, 12 months or less	437,577	15,946
Fair value, greater than 12 months	309,527	220,463
Unrealized losses, greater than 12 months	32,581	16,644
Fair value, total	9,278,980	984,582
Unrealized losses, total	470,158	32,590
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	902,186	27,618
Unrealized losses, 12 months or less	19,735	246
Fair value, greater than 12 months	4,295	20
Unrealized losses, greater than 12 months	176
Fair value, total	906,481	27,638
Unrealized losses, total	19,911	246
Collateralized mortgage obligations
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less		607
Unrealized losses, 12 months or less		15
Fair value, total		607
Unrealized losses, total		15
Collateralized debt obligations
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	20,064	4,613
Unrealized losses, 12 months or less	105	94
Fair value, total	20,064	4,613
Unrealized losses, total	$ 105	$ 94